Expense Example {- Fidelity Freedom Blend 2065 Fund} - 03.31 Fidelity Freedom Blend Funds - Premier Combo PRO-05 - Fidelity Freedom Blend 2065 Fund - Premier Class	Aug. 03, 2022 USD ($)
Expense Example:
1 year	$ 26
3 years	80
5 years	141
10 years	$ 318